Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 3 of fair value hierarchy, assets	£ 3,500
Transfers out of Level 3 of fair value hierarchy, liabilities	(2,300)
Trading portfolio assets	208,712	£ 189,743
Financial assets at fair value through the income statement	211,836	185,002
Derivative financial instruments	303,238	252,192
Financial assets at fair value through other comprehensive income	48,286	42,818
Trading portfolio liabilities	(76,473)	(56,829)
Financial liabilities designated at fair value	(320,350)	(293,527)
Derivative financial instruments	(291,770)	(240,757)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	8,778	10,347
Financial assets at fair value through the income statement	4,120	6,186
Derivative financial instruments	1,973	1,710
Financial assets at fair value through other comprehensive income	2,270	3,068
Investment property	42	43
Total assets	17,183	21,354
Trading portfolio liabilities	(79)	(87)
Financial liabilities designated at fair value	(2,477)	(4,853)
Derivative financial instruments	(2,855)	(3,065)
Total liabilities	(5,411)	(8,005)
Significant unobservable inputs (Level 3) | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	942	759
Total assets	942	759
Derivative financial instruments	(1,436)	(612)
Total liabilities	(1,436)	(612)
Significant unobservable inputs (Level 3) | Equity risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	286	520
Total assets	286	520
Derivative financial instruments	(424)	(1,602)
Total liabilities	(424)	(1,602)
Significant unobservable inputs (Level 3) | Loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	3,156	5,667
Financial assets at fair value through the income statement	2,979	4,620
Financial assets at fair value through other comprehensive income	2,192	2,235
Total assets	8,327	12,522
Significant unobservable inputs (Level 3) | Corporate debt
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,873	1,849
Financial assets at fair value through the income statement	465	905
Financial assets at fair value through other comprehensive income	60	25
Total assets	2,398	2,779
Trading portfolio liabilities	(46)	(36)
Total liabilities	(46)	(36)
Significant unobservable inputs (Level 3) | Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,670	874
Financial assets at fair value through the income statement	271	188
Financial assets at fair value through other comprehensive income	11	756
Total assets	1,952	1,818
Significant unobservable inputs (Level 3) | Government and Government sponsored debt
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,342	1,513
Financial assets at fair value through the income statement	33	33
Financial assets at fair value through other comprehensive income	7	52
Total assets	1,382	1,598
Trading portfolio liabilities	(4)	(34)
Total liabilities	(4)	(34)
Significant unobservable inputs (Level 3) | Private equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement	308	268
Total assets	308	268
Significant unobservable inputs (Level 3) | Issued debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities designated at fair value	(2,396)	(3,760)
Total liabilities	(2,396)	(3,760)
Significant unobservable inputs (Level 3) | Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement		97
Total assets		97
Financial liabilities designated at fair value		(887)
Total liabilities		(887)
Significant unobservable inputs (Level 3) | Other products
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	737	444
Financial assets at fair value through the income statement	64	75
Derivative financial instruments	745	431
Investment property	42	43
Total assets	1,588	993
Trading portfolio liabilities	(29)	(17)
Financial liabilities designated at fair value	(81)	(206)
Derivative financial instruments	(995)	(851)
Total liabilities	£ (1,105)	£ (1,074)